Employee Share Ownership Plans - Summary of Fair Value and Assumptions in the Calculation of Fair Value for Awards Issued (Detail)	12 Months Ended
	Jun. 30, 2018 AUD ($) yr	Jun. 30, 2018 GBP (£) yr	Jun. 30, 2018 USD ($)
BHP Billiton Limited [Member] | STIP awards [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average fair value of awards granted during the year			$ 20.65
Estimated life of awards | yr	3	3
Share price at grant date	$ 27.97
BHP Billiton Limited [Member] | GSTIP awards [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average fair value of awards granted during the year			18.83
Estimated life of awards | yr	3	3
Share price at grant date	$ 25.98
Dividend yield	4.30%	4.30%
BHP Billiton Limited [Member] | Long-Term Incentive Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average fair value of awards granted during the year			13.11
Risk-free interest rate	2.08%	2.08%
Estimated life of awards | yr	5	5
Share price at grant date	$ 27.97
Estimated volatility of share price	33.00%	33.00%
BHP Billiton Limited [Member] | MAP awards [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average fair value of awards granted during the year			18.37
Share price at grant date	$ 25.98
Dividend yield	4.30%	4.30%
BHP Billiton Limited [Member] | MAP awards [member] | Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Estimated life of awards | yr	1	1
BHP Billiton Limited [Member] | MAP awards [member] | Weighted average [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Estimated life of awards | yr	2	2
BHP Billiton Limited [Member] | MAP awards [member] | Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Estimated life of awards | yr	3	3
BHP Billiton Limited [Member] | Shareplus [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average fair value of awards granted during the year			18.12
Risk-free interest rate	1.85%	1.85%
Estimated life of awards | yr	3	3
Share price at grant date	$ 24.00
Dividend yield	4.33%	4.33%
BHP Billiton Plc [Member] | GSTIP awards [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average fair value of awards granted during the year			16.48
Estimated life of awards | yr	3	3
Share price at grant date | £		£ 13.29
Dividend yield	5.10%	5.10%
BHP Billiton Plc [Member] | MAP awards [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average fair value of awards granted during the year			15.62
Share price at grant date | £		£ 13.29
Dividend yield	5.10%	5.10%
BHP Billiton Plc [Member] | MAP awards [member] | Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Estimated life of awards | yr	1	1
BHP Billiton Plc [Member] | MAP awards [member] | Weighted average [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Estimated life of awards | yr	2	2
BHP Billiton Plc [Member] | MAP awards [member] | Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Estimated life of awards | yr	3	3
BHP Billiton Plc [Member] | Shareplus [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average fair value of awards granted during the year			$ 13.48
Risk-free interest rate	0.17%	0.17%
Estimated life of awards | yr	3	3
Share price at grant date | £		£ 12.34
Dividend yield	5.10%	5.10%